Other income - Narrative (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 09, 2018 USD ($)
Other Income [Line Items]
Other income		€ 31,000	€ 145,000	€ 155,000
Grant income		1,012,000	9,307,000	€ 1,778,000
Innovation credit
Other Income [Line Items]
Other income	€ 8,423,000
Foundation Fighting Blindness
Other Income [Line Items]
Grant income		€ 977,000	€ 624,000
Clinical support agreement | Foundation Fighting Blindness
Other Income [Line Items]
Amount of funds available for qualified projects | $					$ 7,500,000